Shareholder Report, Holdings (Details) - Roundhill Generative AI & Technology ETF	Apr. 30, 2026
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SoftBank Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%